UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           11/6/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               195132
                                                  -----------------------

Form 13F Information Table Value Total:               (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc				COM	37833100	1870	3203	SHR		SOLE				3203
ALPS ETF TR			ALERIAN MLP	00162Q866	4311	269744	SHR		SOLE				269744
Altria Group Inc			COM	02209S103	7115	205938	SHR		SOLE				205938
American Rlty Cap Pptys Inc.		COM	02917T104	704	67737	SHR		SOLE				67737
American Rlty Cap Tr In.		COM	02917L101	9147	837599	SHR		SOLE				837599
AmeriGas Partners L P		UNIT L P INT	30975106	8677	212933	SHR		SOLE				212933
AT&T Inc				COM	00206R102	6947	194824	SHR		SOLE				194824
BlackRock Inc. 				COM	09247X101	413	2432	SHR		SOLE				2432
BlackRock MuniYield PA QLTY		COM	09255G107	1169	74883	SHR		SOLE				74883
BlackRock MuniYield Insured		COM	09254E103	638	42500	SHR		SOLE				42500
Bristol Myers Squibb Co			COM	110122108	211	5871	SHR		SOLE				5871
Buckeye Partners L P		UNIT LTD PARTN	118230101	787	15093	SHR		SOLE				15093
CA Inc. 				COM	12673P105	523	19323	SHR		SOLE				19323
CALAMOS CONV & HIGH INCOME F		COM SHS	12811P108	2020	160691	SHR		SOLE				160691
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	494	40117	SHR		SOLE				40117
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	6101	632243	SHR		SOLE				632243
Chevron Corp				COM	166764100	581	5503	SHR		SOLE				5503
Cisco Systems Inc. 			COM	17275R102	216	12606	SHR		SOLE				12606
Claymore Exchange TRD FD TR	GUG MULTI ASSET	18383M506	1275	60095	SHR		SOLE				60095
Donegal Group Inc. 			CL A	257701201	192	14435	SHR		SOLE				14435
Coca Cola Co				COM	191216100	1534	19622	SHR		SOLE				19622
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2331	55305	SHR		SOLE				55305
EATON VANCE ENH EQTY INC FD		COM	278277108	173	16300	SHR		SOLE				16300
Enbridge Energy Management L	SHS UNITS LLI	29250X103	3056	95582	SHR		SOLE				95582
Ensco International Inc		SPONSORED ADR	29358Q109	246	5241	SHR		SOLE				5241
Enterprise Prods Partners L		COM	293792107	5136	100235	SHR		SOLE				100235
Flagstar Bancorp Inc. 			COM NEW	337930507	68	81421	SHR		SOLE				81421
Exxon Mobil Corp			COM	30231G102	1455	17005	SHR		SOLE				17005
Fiduciary Claymore MLP Opp F		COM	31647Q106	1565	70477	SHR		SOLE				70477
FINANCIAL INSTNS INC			COM	317585404	583	34547	SHR		SOLE				34547
Fulton FINL Corp  PA			COM	360271100	145	14519	SHR		SOLE				14519
General Electric Co			COM	369604103	1485	71261	SHR		SOLE				71261
Genuine Parts Co			COM	372460105	472	7831	SHR		SOLE				7831
HCP Inc. 				COM	40414L109	495	11213	SHR		SOLE				11213
Healthcare TR AMER Inc. 		CL A	40414L110	496	49969	SHR		SOLE				49969
Intel Corp				COM	458140100	2488	93362	SHR		SOLE				93362
International Business Machs		COM	459200101	892	4562	SHR		SOLE				4562
ISHARES TR			DJ REGIONAL BK	464288778	339	14173	SHR		SOLE				14173
ISHARES TR			RUSSELL1000GRW	464287614	7945	125652	SHR		SOLE				125652
ISHARES TR			RUSSELL1000VAL	464287598	1032	15124	SHR		SOLE				15124
ISHARES TR			RUSSELL 2000	464287655	1414	17767	SHR		SOLE				17767
ISHARES TR			RUSL 2000 GROW	464287648	456	4987	SHR		SOLE				4987
ISHARES TR			RUSSELL MIDCAP	464287499	912	8659	SHR		SOLE				8659
ISHARES TR			RUSSELL MCP GR	464287481	430	7269	SHR		SOLE				7269
ISHARES TR			RUSSELL MCP VL	464287473	318	6859	SHR		SOLE				6859
ISHARES TR			S&P 500 INDEX	464287200	885	6474	SHR		SOLE				6474
ISHARES TR			US PFD STK IDX	464288687	568	24094	SHR		SOLE				24094
JPMorgan Chase & Co			COM	46625H100	339	9477	SHR		SOLE				9477
Johnson & Johnson			COM	478160104	1737	25710	SHR		SOLE				25710
Kinder Morgan Management LLC	UT LTD PARTNER	494550106	338	4300	SHR		SOLE				4300
Kinder Morgan Management LLC		SHS 	49455U100	35208	479547	SHR		SOLE				479547
Linn Energy LLC	UNIT 		LTD LIAB	536020100	491	12880	SHR		SOLE				12880
Linear Technology Corp. 		COM	535678106	242	7720	SHR		SOLE				7720
M & T Bank				COM	55261F104	624	7555	SHR		SOLE				7555
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	1130	16000	SHR		SOLE				16000
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	8622	174861	SHR		SOLE				174861
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100	321	9109	SHR		SOLE				9109
Mattel, Inc.				COM	577081102	516	15892	SHR		SOLE				15892
McDonalds Corp				COM	580135101	3481	39319	SHR		SOLE				39319
Mercury Genl Corp NEW			COM	589400100	336	16000	SHR		SOLE				16000
Microsoft Corp				COM	594918104	771	25198	SHR		SOLE				25198
National Retail Properties I		COM	637417106	2072	73224	SHR		SOLE				73224
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	417	24828	SHR		SOLE				24828
Nustar Energy LP UNIT 			COM	67058H102	2271	42146	SHR		SOLE				42146
Pepsico Inc				COM	713448108	1740	24624	SHR		SOLE				24624
Pfizer Inc. 				COM	717081103	267	11624	SHR		SOLE				11624
Phillip Morris Intl Inc			COM	718172109	2666	30550	SHR		SOLE				30550
PartnerRe LTD				COM	G6852T105	408	5398	SHR		SOLE				5398
PIMCO Income Strategy Fund		COM	72201J104	139	13234	SHR		SOLE				13234
PIMCO Income Opportunity Fd		COM	72202B100	783	29131	SHR		SOLE				29131
Plains All Amer Pipeline L	UNIT LTD PARTN	726503105	416	5150	SHR		SOLE				5150
PowerShares Intl Div Achv	INTL DIV ACHV	73935X716	3028	207384	SHR		SOLE				207384
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1225	41255	SHR		SOLE				41255
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	1210	83311	SHR		SOLE				83311
Procter & Gamble Co			COM	742718109	1438	23477	SHR		SOLE				23477
SPDR SERIES TRUST		GOLD SHS	78463V107	789	5084	SHR		SOLE				5084
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	10369	186319	SHR		SOLE				186319
SPDR S&P Regional Banking ETF	S&P REGL BKG	78464A698	1221	44581	SHR		SOLE				44581
Southern Co				COM	842587107	2268	48975	SHR		SOLE				48975
Stifel Finl Corp			COM	860630102	338	12322	SHR		SOLE				12322
Susquehanna Bancshares Inc P		COM	869099101	299	29061	SHR		SOLE				29061
Stryker Corp. 				COM	863667101	204	3702	SHR		SOLE				3702
United Parcel Service Inc.		CL B	911312106	207	2633	SHR		SOLE				2633
UNIVERSAL HEALTH RLTY INCM T	SH BEN INT	91359E105	3686	88757	SHR		SOLE				88757
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	1029	25780	SHR		SOLE				25780
VANGUARD WORLD FDS		ENERGY ETF	92204A306	642	6600	SHR		SOLE				6600
VANGUARD INDEX FDS		REIT ETF	922908553	2730	41722	SHR		SOLE				41722
Verizon Communications Inc		COM	92343V104	5152	115932	SHR		SOLE				115932
Watsco Inc				COM	942622200	337	4566	SHR		SOLE				4566
Wisdomtree Trust		EMERG MKTS ETF	97717W315	3315	63988	SHR		SOLE				63988





TOTAL                                                 $195132 (x1000)

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